Business combinations and other significant transactions	12 Months Ended
Dec. 31, 2023
Business combinations and other significant transactions
Business combinations and other significant transactions

5 Business combinations and other significant transactions

Acquisitions

In 2023, Eni executed the acquisitions represented below with an outlay of €1,432 million, assuming net financial liabilities of €91 million, of which cash and cash equivalents for €155 million.

Plenitude business line

On January 30, 2023, Eni purchased the Kellam photovoltaic plant with an installed capacity of 81 MW located in North Texas. The consideration of the transaction amounted to €37 million with assumption of net financial liabilities of €2 million, of which cash and cash equivalents for €1 million. The price allocation of the acquired net assets was made on a provisional basis without recognition of goodwill.

On February 9, 2023, Eni acquired the Spanish company Maristella Directorship SLU, owner of a solar energy project with a capacity of 90 MWp. The consideration of the transaction amounted to €5 million, which were allocated to property, plant and equipment in progress.

On May 11, 2023, Eni acquired two Spanish companies, Wind Hero SLU and Wind Grower SLU, which have the rights to develop two solar energy projects with a capacity of 50 MW each. The consideration of the transaction amounted to €8 million, of which €4 million paid as advance in 2022.

On June 21, 2023, Eni acquired two Spanish companies, HLS Bonete PV SLU and HLS Bonete Topco SLU, which are operating two photovoltaic plants with a total capacity of 96 MWp. The consideration of the transaction amounted to €118 million with assumption of cash and cash equivalents for €22 million. The price allocation of the acquired net assets was made on a provisional basis with recognition of goodwill for €6 million.

On October 5, 2023, Eni acquired three Spanish companies, Boceto Solar SLU, Cornisa Solar SLU e Ladronera Solar SLU, which have the rights to build photovoltaic assets with a total capacity of 150 MW. Construction activities are planned to start shortly. The consideration of the transaction amounted to €25 million, of which €4 million paid as advance in 2021.

On October 23, 2023, Eni acquired the Spanish company Renopool 1 SLU, owner of a pipeline of solar energy projects with a total capacity of 330 MW in a “Ready to Build” status. The consideration of the transaction amounted to €100 million with assumption of net financial liabilities for €20 million, of which cash and cash equivalents for €6 million.

On December 13, 2023, Eni acquired the Spanish company Armadura Solar SLU, owner of a solar energy project with a capacity of 250 MW. The consideration for the transaction amounted to €24 million, net of advances for €19 million paid before closing of the transaction.

On December 13, 2023, Eni acquired five Spanish companies, Almazara Solar SLU, Atlante Solar SLU, Chapitel Solar SLU, Fortaleza Solar SLU and Garita Solar SLU, which have the rights to develop solar energy project with a total capacity of 230 MW. The consideration of the transaction amounted to €26 million, net of advances for €21 million paid before the closing of the transaction.

On December 30, 2023 Plenitude, through its subsidiary Eni New Energy US Inc, signed an agreement with the global leader company in the energy sector EDP Renováveis, SA (“EDPR”) for the acquisition of 80% of three already operational photovoltaic systems located in the United States. In this regard, the Cattlemen (Texas) and Timber Road Blue Harvest (Ohio) parks have a total installed capacity of 0.38 GW of Plenitude’s share.

Other minor acquisitions and price adjustments on 2022 acquisitions totalled €21 million.

Exploration & Production segment

On February 28, 2023, Eni closed the acquisition of the BP business in Algeria, including the two gas-producing concessions “In Amenas” (Eni In Amenas Ltd) and “In Salah” (Eni In Salah Ltd), jointly operated with Sonatrach and Equinor. The consideration of the transaction amounted to €476 million. Price allocation of the net assets acquired was made on a definite basis and without recognition of goodwill, attributing the allocated consideration to tangible assets to unproven and proven mining titles for €40 million for €508 million.

On October 2, 2023, Eni farmed in the working interests of Chevron and the operatorship in the Ganal PSC (62%), the Rapak PSC (62%) and the Makassar Straits PSC (72%) blocks in the Kutei Basin, East Kalimantan, offshore Indonesia (Ganal and Rapak), where Eni already retained a participating interest of 20%. The consideration for the transaction was €188 million, with assumption of net financial assets for €120 million, of which cash and cash equivalents for €122 million. The price allocation of the acquired net assets was made on a definite basis without recognition of goodwill by allocating to tangible assets to unproved mining titles for €91 million and €13 million to proved property.

Chemicals business line

On October 18, 2023, Eni closed the acquisition of control of Novamont by purchasing the remaining 64% of the share capital (already owned by Versalis SpA with a 36% stake). The group is engaged in the production of resins and biodegradable plastics derived from renewable feedstock. The consideration for the purchase of 64% was €404 million, with assumption of net financial liabilities for €207 million, of which cash and cash equivalents for €4 million. The allocation of the purchase price (€404 million) and the fair value of the stake already owned (€227 million) of the acquired net assets was made on a provisional basis with the recognition of goodwill of €19 million.

Balance sheet values at the acquisition date of the business combinations realized in 2023 are shown in the following table:

(€ million)	Plenitude business line	Exploration & Production segment	Chemicals business line	Total
Cash and cash equivalents	29	122	4	155
Other current assets	5	208	195	408
Current assets	34	330	199	563
Property, plant and equipment	168	652	255	1,075
Goodwill	6		19	25
Deferred tax assets	3		33	36
Other non-current assets	259	91	524	874
Non-current assets	436	743	831	2,010
TOTAL ASSETS	470	1,073	1,030	2,573
Current financial liabilities	1		103	104
Other current liabilities	9	125	184	318
Current liabilities	10	125	287	422
Non-current financial liabilities	32	2	108	142
Provisions	2	86		88
Deferred tax liabilities	13	195		208
Other non-current liabilities	3	1	4	8
Non-current liabilities	50	284	112	446
TOTAL LIABILITIES	60	409	399	868
Equity attributable to Eni	408	664	631	1,703
Non-controlling interest	2			2
TOTAL EQUITY	410	664	631	1,705
TOTAL LIABILITIES AND EQUITY	470	1,073	1,030	2,573

For transactions where the purchase allocations are provisional as of December 31, 2023, not all the relevant information has been obtained by the Company in order to finalize related estimates of the fair values of certain assets and liabilities acquired.

Information about the definitive purchase price allocation of business combinations made in 2022 is provided in note 27 ‐ Other Information.

Divestments

In 2023, Eni closed the divestment of certain subsidiaries and investments receiving in exchange a cash consideration of €420 million and an interest in a joint ventures valued at €580 million, also dismissing net financial liabilities for €180 million, of which cash and cash equivalents of €25 million.

On January 10, 2023, Eni closed the sale to Snam of 49.9% of the equity interest directly and indirectly held in the companies operating two groups of international gas pipelines connecting Algeria to Italy, including an onshore gas pipeline running from the Algeria border to the Tunisian coast (TTPC) and an offshore gas pipelines connecting the Tunisian coast to Italy (TMPC), reclassified to assets held for sale in 2022. This transaction led to establishing the joint venture SeaCorridor Srl and the consequent derecognition of net assets and liabilities for €331 million, of which net financial assets of €172 million, including cash and cash equivalents for €25 million, the recognition of the investment in SeaCorridor Srl (Eni share 50.1%) for €580 million and a capital gain realized from the sale to Snam of the 49.9% share of the capital of SeaCorridor Srl for €420 million, including the realization of positive exchange differences for €7 million. Furthermore, Eni realized a capital gain from the fair value valuation of the remaining 50.1% share of the capital of SeaCorridor Srl for €414 million.

On September 19, 2023, Eni divested its exploration activities in Gabon, reclassified to assets held for sale in 2022. The transaction involved the sale of Eni Gabon SA and the derecognition of net financial assets for €8 million, while a capital gain for €7 million was recognized through profit and loss.

Balance sheet values of the divestments and/or business combinations realized in 2023 are shown in the following table:

(€ million)	EniCorridor Srl (now SeaCorridor Srl)	Exploration activities in Gabon	Total
Cash and cash equivalents	25		25
Current financial assets	147	8	155
Other current assets	130		130
Current assets	302	8	310
Property, plant and equipment	8		8
Deferred tax assets	8		8
Other non-current assets	137		137
Non-current assets	153		153
TOTAL ASSETS	455	8	463
Other current liabilities	112		112
Current liabilities	112		112
Other non-current liabilities	12		12
Non-current liabilities	12		12
TOTAL LIABILITIES	124		124
Equity attributable to Eni	331	8	339
TOTAL EQUITY	331	8	339
TOTAL LIABILITIES AND EQUITY	455	8	463